Fair Value Measurements - Summary of Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis (Detail) - Dec. 31, 2020 - Fair Value, Recurring [Member]
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Fair Value, Net Asset (Liability) [Abstract]
Short-term investments	¥ 73,022	$ 11,191
Total	73,022	$ 11,191
Level 2
Fair Value, Net Asset (Liability) [Abstract]
Short-term investments	73,022
Total	¥ 73,022